Schedule of Reconciliation of Total Additions Per Financial Statements (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total additions per the financial statements	$ 5,513,720
2024 Participants’ contributions receivable	57,412
2025 Participants’ contributions receivable	(78,497)
Total Additions per Form 5500	$ 5,492,635